UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22048

Emerging Markets Local Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2015

Date of Reporting Period

Item 1. Reports to Stockholders

Emerging Markets Local Income Portfolio

April 30, 2015

Consolidated Portfolio of Investments (Unaudited)

Foreign Government Bonds — 68.9%

Security		Principal Amount (000’s omitted)	Value

Albania — 0.7%
Republic of Albania, 7.50%, 11/4/15(1)	EUR	1,500	$1,737,531
Republic of Albania, 8.93%, 4/23/25	ALL	66,500	534,093

Total Albania			$2,271,624

Angola — 0.3%
Republic of Angola Via Northern Lights III BV, 7.00%, 8/16/19(1)	USD	1,000	$1,041,620

Total Angola			$1,041,620

Argentina — 1.5%
Republic of Argentina, 8.28%, 12/31/33(2)	USD	5,412	$4,959,550

Total Argentina			$4,959,550

Bangladesh — 3.2%
Bangladesh Treasury Bond, 10.10%, 6/11/19	BDT	83,900	$1,115,657
Bangladesh Treasury Bond, 11.37%, 4/4/17	BDT	75,500	1,021,322
Bangladesh Treasury Bond, 11.40%, 5/9/17	BDT	125,000	1,695,854
Bangladesh Treasury Bond, 11.45%, 6/6/17	BDT	301,600	4,099,188
Bangladesh Treasury Bond, 11.70%, 6/5/18	BDT	140,000	1,941,401
Bangladesh Treasury Bond, 11.72%, 2/6/18	BDT	29,600	408,931

Total Bangladesh			$10,282,353

Barbados — 1.3%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	3,841	$3,360,875
Barbados Government International Bond, 6.625%, 12/5/35(3)	USD	787	688,625

Total Barbados			$4,049,500

Bosnia and Herzegovina — 1.1%
Bosnia and Herzegovina Government Bond, 2.50%, 8/31/15	BAM	120	$68,885
Republic of Srpska, 1.50%, 6/30/23	BAM	292	131,364
Republic of Srpska, 1.50%, 10/30/23	BAM	796	347,411
Republic of Srpska, 1.50%, 12/15/23	BAM	43	18,787
Republic of Srpska, 1.50%, 5/31/25	BAM	5,562	2,291,726
Republic of Srpska, 1.50%, 6/9/25	BAM	534	220,578
Republic of Srpska, 1.50%, 12/24/25	BAM	581	230,294
Republic of Srpska, 1.50%, 9/25/26	BAM	361	140,043
Republic of Srpska, 9.00%, 9/26/27	BAM	109	39,913

Total Bosnia and Herzegovina			$3,489,001

Security		Principal Amount (000’s omitted)	Value

Brazil — 1.7%
Brazil Nota do Tesouro Nacional, 10.00%, 1/1/17	BRL	12,490	$3,947,565
Brazil Nota do Tesouro Nacional, 10.00%, 1/1/21	BRL	5,127	1,522,486

Total Brazil			$5,470,051

Colombia — 4.8%
Republic of Colombia, 5.00%, 6/15/45	USD	1,850	$1,877,750
Republic of Colombia, 7.75%, 4/14/21	COP	6,301,000	2,993,107
Titulos De Tesoreria B, 10.00%, 7/24/24	COP	3,528,300	1,811,544
Titulos De Tesoreria B, 11.25%, 10/24/18	COP	17,661,000	8,797,877

Total Colombia			$15,480,278

Costa Rica — 0.0%(4)
Titulo Propiedad UD, 1.00%, 1/12/22(5)	CRC	62,226	$103,915
Titulo Propiedad UD, 1.63%, 7/13/16(5)	CRC	6,991	12,964

Total Costa Rica			$116,879

Dominican Republic — 1.5%
Dominican Republic Central Bank Note, 12.00%, 4/5/19(3)	DOP	15,020	$354,841
Dominican Republic International Bond, 9.04%, 1/23/18(1)	USD	669	727,126
Dominican Republic International Bond, 11.50%, 5/10/24(3)	DOP	28,000	675,175
Dominican Republic International Bond, 14.00%, 4/30/21(3)	DOP	8,500	218,964
Dominican Republic International Bond, 14.50%, 2/10/23(1)	DOP	26,400	705,827
Dominican Republic International Bond, 14.50%, 2/10/23(3)	DOP	2,300	61,492
Dominican Republic International Bond, 15.95%, 6/4/21(3)	DOP	17,000	485,281
Dominican Republic International Bond, 18.50%, 2/4/28(1)	DOP	52,700	1,687,270
Dominican Republic International Bond, 18.50%, 2/4/28(3)	DOP	1,000	32,017

Total Dominican Republic			$4,947,993

Ecuador — 4.3%
Republic of Ecuador, 7.95%, 6/20/24(1)	USD	4,334	$4,247,320
Republic of Ecuador, 7.95%, 6/20/24(3)	USD	600	588,000
Republic of Ecuador, 9.375%, 12/15/15(1)	USD	8,739	8,935,627

Total Ecuador			$13,770,947

14	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2015

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Fiji — 0.6%
Republic of Fiji, 9.00%, 3/15/16	USD	1,737	$1,786,409

Total Fiji			$1,786,409

Hungary — 1.8%
Hungary Government Bond, 6.50%, 6/24/19	HUF	274,340	$1,162,092
Hungary Government Bond, 6.75%, 11/24/17	HUF	1,123,980	4,662,829

Total Hungary			$5,824,921

Indonesia — 7.1%
Indonesia Government Bond, 7.00%, 5/15/27	IDR	31,377,000	$2,272,118
Indonesia Government Bond, 7.875%, 4/15/19	IDR	38,448,000	3,000,205
Indonesia Government Bond, 8.25%, 7/15/21	IDR	4,730,000	374,936
Indonesia Government Bond, 8.25%, 6/15/32	IDR	11,609,000	914,614
Indonesia Government Bond, 8.375%, 9/15/26	IDR	14,100,000	1,130,373
Indonesia Government Bond, 9.00%, 3/15/29	IDR	30,681,000	2,595,318
Indonesia Government Bond, 9.50%, 7/15/23	IDR	35,245,000	2,992,721
Indonesia Government Bond, 9.50%, 7/15/31	IDR	50,388,000	4,392,590
Indonesia Government Bond, 9.50%, 5/15/41	IDR	5,702,000	498,486
Indonesia Government Bond, 10.00%, 9/15/24	IDR	22,100,000	1,955,805
Indonesia Government Bond, 10.00%, 2/15/28	IDR	8,560,000	762,021
Indonesia Government Bond, 10.25%, 7/15/27	IDR	22,325,000	2,036,827

Total Indonesia			$22,926,014

Iraq — 1.4%
Republic of Iraq, 5.80%, 1/15/28(1)	USD	5,217	$4,525,748

Total Iraq			$4,525,748

Ivory Coast — 0.2%
Ivory Coast, 6.375%, 3/3/28(3)(6)	USD	600	$604,500

Total Ivory Coast			$604,500

Jamaica — 0.1%
Jamaica Government International Bond, 9.00%, 6/2/15	USD	205	$205,769

Total Jamaica			$205,769

Jordan — 2.6%
Kingdom of Jordan, 3.875%, 11/12/15(1)	USD	8,300	$8,366,276

Total Jordan			$8,366,276

Kenya — 0.6%
Kenya Treasury Bond, 11.855%, 5/22/17	KES	172,850	$1,886,641

Total Kenya			$1,886,641

Security		Principal Amount (000’s omitted)	Value

Lebanon — 1.4%
Lebanese Republic, 4.10%, 6/12/15(1)	USD	400	$399,040
Lebanese Republic, 8.50%, 1/19/16(1)	USD	4,065	4,201,177

Total Lebanon			$4,600,217

Macedonia — 1.7%
Republic of Macedonia, 3.975%, 7/24/21(3)	EUR	4,871	$5,606,027

Total Macedonia			$5,606,027

Mexico — 2.5%
Mexican Bonos, 8.50%, 5/31/29	MXN	39,000	$3,078,412
Mexican Bonos, 8.50%, 11/18/38	MXN	36,100	2,924,728
Mexican Bonos, 10.00%, 11/20/36	MXN	22,074	2,041,937

Total Mexico			$8,045,077

Nigeria — 0.3%
Republic of Nigeria, 5.125%, 7/12/18(1)	USD	905	$930,693

Total Nigeria			$930,693

Pakistan — 0.5%
Islamic Republic of Pakistan, 6.875%, 6/1/17(1)	USD	1,630	$1,715,575

Total Pakistan			$1,715,575

Philippines — 3.0%
Republic of the Philippines, 4.95%, 1/15/21	PHP	90,000	$2,160,081
Republic of the Philippines, 6.25%, 1/14/36	PHP	286,000	7,492,744

Total Philippines			$9,652,825

Romania — 4.2%
Romania Government Bond, 5.75%, 1/27/16	RON	3,540	$928,778
Romania Government Bond, 5.85%, 4/26/23	RON	1,500	453,781
Romania Government Bond, 5.95%, 6/11/21	RON	38,430	11,497,772
Romania Government Bond, 6.00%, 4/30/16	RON	3,000	799,022

Total Romania			$13,679,353

Russia — 2.4%
Russia Government Bond, 7.00%, 8/16/23	RUB	126,860	$1,996,414
Russia Government Bond, 7.40%, 6/14/17	RUB	37,974	698,512
Russia Government Bond, 7.50%, 3/15/18	RUB	102,246	1,838,086
Russia Government Bond, 7.60%, 4/14/21	RUB	150,035	2,551,556
Russia Government Bond, 8.15%, 2/3/27	RUB	46,345	773,766

Total Russia			$7,858,334

15	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2015

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Rwanda — 0.5%
Republic of Rwanda, 6.625%, 5/2/23(1)(6)	USD	1,640	$1,677,389

Total Rwanda			$1,677,389

Serbia — 7.4%
Serbia Treasury Bond, 4.50%, 6/2/17	EUR	1,485	$1,700,818
Serbia Treasury Bond, 10.00%, 12/12/15	RSD	454,900	4,307,232
Serbia Treasury Bond, 10.00%, 1/30/16	RSD	75,400	716,651
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	96,150	915,010
Serbia Treasury Bond, 10.00%, 5/22/16	RSD	700,500	6,698,320
Serbia Treasury Bond, 10.00%, 6/12/16	RSD	169,090	1,617,845
Serbia Treasury Bond, 10.00%, 5/8/17	RSD	105,310	1,016,347
Serbia Treasury Bond, 10.00%, 3/2/18	RSD	28,730	278,958
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	87,280	821,942
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	628,610	5,848,301

Total Serbia			$23,921,424

South Africa — 2.1%
Republic of South Africa, 6.75%, 3/31/21	ZAR	45,745	$3,703,506
Republic of South Africa, 7.00%, 2/28/31	ZAR	25,285	1,864,617
Republic of South Africa, 10.50%, 12/21/26(6)	ZAR	13,176	1,323,935

Total South Africa			$6,892,058

Sri Lanka — 0.8%
Sri Lanka Government Bond, 8.50%, 11/1/15	LKR	173,670	$1,313,389
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	37,200	287,964
Sri Lanka Government Bond, 11.20%, 7/1/22	LKR	73,060	626,753
Sri Lanka Government Bond, 11.20%, 9/1/23	LKR	50,780	436,771

Total Sri Lanka			$2,664,877

Thailand — 1.7%
Kingdom of Thailand, 3.625%, 6/16/23	THB	132,132	$4,371,323
Kingdom of Thailand, 3.85%, 12/12/25	THB	31,938	1,092,222

Total Thailand			$5,463,545

Turkey — 0.8%
Turkey Government Bond, 6.30%, 2/14/18	TRY	7,829	$2,705,994

Total Turkey			$2,705,994

Uruguay — 0.7%
Monetary Regulation Bill, 0.00%, 7/2/15(5)	UYU	22,985	$867,284
Monetary Regulation Bill, 0.00%, 8/20/15	UYU	8,480	309,371
Monetary Regulation Bill, 0.00%, 4/21/16(5)	UYU	13,500	492,846

Security		Principal Amount (000’s omitted)	Value

Uruguay (continued)
Monetary Regulation Bill, 0.00%, 7/28/16	UYU	6,755	$218,662
Republic of Uruguay, 5.00%, 9/14/18(5)	UYU	3,184	124,213
Uruguay Notas Del Tesoro, 10.25%, 8/22/15	UYU	8,206	309,459

Total Uruguay			$2,321,835

Venezuela — 3.2%
Bolivarian Republic of Venezuela, 5.75%, 2/26/16(1)(6)	USD	4,202	$3,592,710
Bolivarian Republic of Venezuela, 9.25%, 9/15/27(6)	USD	7,415	3,688,962
Bolivarian Republic of Venezuela, 11.95%, 8/5/31(1)	USD	6,128	3,140,600

Total Venezuela			$10,422,272

Zambia — 0.9%
Zambia Government Bond, 11.00%, 9/2/19	ZMW	30,900	$3,014,079

Total Zambia			$3,014,079

Total Foreign Government Bonds (identified cost $253,657,233)			$223,177,648

Foreign Corporate Bonds — 7.9%

Security		Principal Amount (000’s omitted)	Value

Azerbaijan — 0.1%
International Bank of Azerbaijan OJSC Via Rubrika Finance Co., Ltd., 6.17%, 5/10/17(1)(7)	USD	400	$386,000

Total Azerbaijan			$386,000

Brazil — 0.5%
Petrobras Global Finance BV, 6.25%, 3/17/24	USD	1,435	$1,436,004
Petrobras International Finance Co. SA, 3.875%, 1/27/16	USD	418	419,200

Total Brazil			$1,855,204

Colombia — 0.1%
Emgesa SA ESP, 8.75%, 1/25/21(1)	COP	697,000	$313,461

Total Colombia			$313,461

Finland — 0.3%
Municipality Finance PLC, 0.50%, 12/6/16	TRY	2,961	$943,739

Total Finland			$943,739

16	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2015

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Georgia — 1.6%
Bank of Georgia JSC, 7.75%, 7/5/17(1)	USD	5,051	$5,318,703

Total Georgia			$5,318,703

India — 1.3%
Export-Import Bank of India, 8.87%, 10/30/29	INR	15,000	$250,651
Food Corp. of India, 9.95%, 3/7/22	INR	50,000	862,645
Mahanagar Telephone Nigam, Ltd., 8.29%, 11/28/24	INR	35,000	564,882
National Hydroelectric PC, Ltd., 8.85%, 2/11/26	INR	15,000	245,429
NTPC, Ltd., 9.17%, 9/22/24	INR	35,000	584,919
Power Finance Corp., Ltd., 9.32%, 9/17/19	INR	50,000	812,139
Power Grid Corp. of India, Ltd., 8.93%, 10/20/24	INR	15,000	245,806
Rural Electrification Corp., Ltd., 9.04%, 10/12/19	INR	50,000	805,525

Total India			$4,371,996

Mexico — 0.5%
America Movil SAB de CV, 6.00%, 6/9/19	MXN	6,000	$393,876
Petroleos Mexicanos, 7.19%, 9/12/24(3)	MXN	10,630	673,815
Petroleos Mexicanos, 7.65%, 11/24/21	MXN	5,900	397,957

Total Mexico			$1,465,648

Netherlands — 0.1%
Rabobank Nederland, 0.50%, 11/26/21	ZAR	9,400	$454,898

Total Netherlands			$454,898

South Korea — 0.1%
Export-Import Bank of Korea, 0.50%, 1/25/17	TRY	880	$281,107

Total South Korea			$281,107

Sri Lanka — 0.3%
Bank of Ceylon, 6.875%, 5/3/17(1)	USD	841	$867,281

Total Sri Lanka			$867,281

Supranational — 2.1%
African Development Bank, 0.50%, 10/26/21	ZAR	9,300	$468,141
Asian Development Bank, 6.64%, 6/18/15	TRY	440	164,403
Inter-American Development Bank, 7.35%, 9/12/18	IDR	53,440,000	4,034,189
International Bank for Reconstruction & Development, 3.40%, 4/15/17(5)	UYU	43,191	1,634,113
International Finance Corp., 4.45%, 2/26/16	RUB	11,600	210,448
International Finance Corp., 4.50%, 3/29/16	RUB	12,800	230,293

Total Supranational			$6,741,587

Security		Principal Amount (000’s omitted)	Value

Sweden — 0.4%
Svensk Exportkredit AB, 0.50%, 6/26/15	TRY	2,550	$938,475
Svensk Exportkredit AB, 0.50%, 2/27/17	IDR	400,000	26,155
Svensk Exportkredit AB, 5.15%, 1/30/17(1)	RUB	12,100	208,291

Total Sweden			$1,172,921

Venezuela — 0.5%
Petroleos de Venezuela SA, 8.50%, 11/2/17(1)	USD	1,938	$1,503,888

Total Venezuela			$1,503,888

Total Foreign Corporate Bonds (identified cost $27,643,891)			$25,676,433

Sovereign Loans — 0.7%

Borrower		Principal Amount (000’s omitted)	Value

Ethiopia — 0.7%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed) Term Loan, 3.45%, Maturing August 1, 2021(8)(9)(10)(11)		$2,400	$2,345,668

Total Ethiopia			$2,345,668

Total Sovereign Loans (identified cost $2,178,060)			$2,345,668

Short-Term Investments — 18.8%

Foreign Government Securities — 6.4%

Security		Principal Amount (000’s omitted)	Value

Lebanon — 3.7%
Lebanon Treasury Bill, 0.00%, 6/4/15	LBP	14,314,300	$9,462,261
Lebanon Treasury Bill, 0.00%, 7/2/15	LBP	570,000	375,315
Lebanon Treasury Bill, 0.00%, 7/9/15	LBP	273,900	180,194
Lebanon Treasury Bill, 0.00%, 7/23/15	LBP	373,300	245,092
Lebanon Treasury Bill, 0.00%, 10/15/15	LBP	547,600	355,858
Lebanon Treasury Bill, 0.00%, 1/14/16	LBP	1,902,400	1,219,859

Total Lebanon			$11,838,579

17	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2015

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Serbia — 0.2%
Serbia Treasury Bill, 0.00%, 5/6/15	EUR	595	$668,090

Total Serbia			$668,090

Sri Lanka — 1.7%
Sri Lanka Treasury Bill, 0.00%, 6/26/15	LKR	49,890	$371,139
Sri Lanka Treasury Bill, 0.00%, 1/8/16	LKR	136,550	981,955
Sri Lanka Treasury Bill, 0.00%, 2/19/16	LKR	6,400	45,687
Sri Lanka Treasury Bill, 0.00%, 2/26/16	LKR	569,800	4,062,630
Sri Lanka Treasury Bill, 0.00%, 3/11/16	LKR	28,610	203,495

Total Sri Lanka			$5,664,906

Uganda — 0.2%
Uganda Treasury Bill, 0.00%, 5/28/15	UGX	520,300	$172,355
Uganda Treasury Bill, 0.00%, 6/11/15	UGX	710,000	234,013
Uganda Treasury Bill, 0.00%, 6/24/15	UGX	350,500	114,982
Uganda Treasury Bill, 0.00%, 9/17/15	UGX	384,100	121,789

Total Uganda			$643,139

Uruguay — 0.4%
Uruguay Treasury Bill, 0.00%, 5/22/15	UYU	37,070	$1,396,831

Total Uruguay			$1,396,831

Zambia — 0.2%
Zambia Treasury Bill, 0.00%, 6/15/15	ZMW	4,890	$645,755

Total Zambia			$645,755

Total Foreign Government Securities (identified cost $21,236,941)			$20,857,300

U.S. Treasury Obligations — 4.4%

Security		Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 5/14/15(12)		$5,000	$5,000,000
U.S. Treasury Bill, 0.00%, 6/18/15(12)		1,600	1,600,037
U.S. Treasury Bill, 0.00%, 1/7/16(12)		7,700	7,693,424

Total U.S. Treasury Obligations (identified cost $14,290,307)			$14,293,461

Repurchase Agreements — 1.0%

Description		Principal Amount (000’s omitted)	Value

Bank of America:
Dated 4/20/15 with a maturity date of 5/6/15, an interest rate of 0.35% payable by the Portfolio and repurchase proceeds of EUR 1,552,739, collateralized by EUR 1,500,000 Bundesrepublik Deutschland 0.50%, due 4/7/17 and a market value, including accrued interest, of $1,708,215.	EUR	1,553	$1,743,730
JPMorgan Chase Bank, N.A.:
Dated 3/18/15 with an interest rate of 6.30%, collateralized by ZAR 15,897,000 Republic of South Africa 8.50%, due 1/31/37 and a market value, including accrued interest, of $1,355,669.(13)	ZAR	16,139	1,356,670

Total Repurchase Agreements (identified cost $3,007,318)			$3,100,400

Other — 7.0%

Description		Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.17%(14)		$22,676	$22,675,951

Total Other (identified cost $22,675,951)			$22,675,951

Total Short-Term Investments (identified cost $61,210,517)			$60,927,112

Total Investments — 96.3% (identified cost $344,689,701)			$312,126,861

Less Unfunded Loan Commitments — (0.1)%			$(438,455)

Net Investments — 96.2% (identified cost $344,251,246)			$311,688,406

Other Assets, Less Liabilities — 3.8%			$12,309,986

Net Assets — 100.0%			$323,998,392

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

18	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2015

Consolidated Portfolio of Investments (Unaudited) — continued

ALL	–	Albanian Lek
BAM	–	Bosnia – Herzegovina Convertible Mark
BDT	–	Bangladesh Taka
BRL	–	Brazilian Real
COP	–	Colombian Peso
CRC	–	Costa Rican Colon
DOP	–	Dominican Peso
EUR	–	Euro
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
INR	–	Indian Rupee
KES	–	Kenyan Shilling
LBP	–	Lebanese Pound
LKR	–	Sri Lankan Rupee
MXN	–	Mexican Peso
PHP	–	Philippine Peso
RON	–	Romanian Leu
RSD	–	Serbian Dinar
RUB	–	Russian Ruble
THB	–	Thai Baht
TRY	–	New Turkish Lira
UGX	–	Ugandan Shilling
USD	–	United States Dollar
UYU	–	Uruguayan Peso
ZAR	–	South African Rand
ZMW	–	Zambian Kwacha

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2015, the aggregate value of these securities is $59,590,028 or 18.4% of the Portfolio’s net assets.

(2)	Defaulted security.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2015, the aggregate value of these securities is $9,988,737 or 3.1% of the Portfolio’s net assets.

(4)	Amount is less than 0.05%.

(5)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(6)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(7)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2015.

(8)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(9)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(10)	Variable interest rate that updates semiannually based on changes to the London Interbank Offered Rate (LIBOR). The stated interest rate represents a weighted average rate at April 30, 2015.
(11)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(12)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(13)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(14)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2015.

Securities Sold Short — (0.5)%

Foreign Government Bonds — (0.5)%

Security		Principal Amount (000’s omitted)	Value

Germany — (0.5)%
Bundesrepublik Deutschland, 0.50%, 4/7/17	EUR	(1,500)	$(1,707,661)

Total Germany			$(1,707,661)

Total Foreign Government Bonds (proceeds $1,828,298)			$(1,707,661)

Total Securities Sold Short (proceeds $1,828,298)			$(1,707,661)

EUR	–	Euro

19	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2015

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2015
Unaffiliated investments, at value (identified cost, $321,575,295)	$289,012,455
Affiliated investment, at value (identified cost, $22,675,951)	22,675,951
Cash	740,816
Restricted cash*	6,022,490
Foreign currency, at value (identified cost, $975,530)	991,626
Interest receivable	7,403,588
Interest receivable from affiliated investment	2,001
Receivable for investments sold	3,625,161
Receivable for variation margin on open financial futures contracts	170,363
Receivable for open forward foreign currency exchange contracts	6,680,971
Receivable for open swap contracts	7,195,776
Receivable for closed swap contracts	68,512
Premium paid on open non-centrally cleared swap contracts	936,954
Receivable for open non-deliverable bond forward contracts	186,697
Tax reclaims receivable	4,197
Total assets	$345,717,558

Liabilities
Cash collateral due to brokers	$3,000,000
Payable for reverse repurchase agreements, including accrued interest of $9,399	3,238,232
Payable for investments purchased	97,543
Payable for securities sold short, at value (proceeds, $1,828,298)	1,707,661
Payable for variation margin on open centrally cleared swap contracts	138,284
Payable for open forward foreign currency exchange contracts	6,968,046
Payable for open swap contracts	5,412,458
Premium received on open non-centrally cleared swap contracts	606,675
Payable to affiliates:
Investment adviser fee	171,633
Trustees’ fees	1,498
Interest payable on securities sold short	10,016
Accrued foreign capital gains taxes	225,283
Accrued expenses	141,837
Total liabilities	$21,719,166
Net Assets applicable to investors’ interest in Portfolio	$323,998,392

Sources of Net Assets
Investors’ capital	$353,796,245
Net unrealized depreciation	(29,797,853)
Total	$323,998,392

*	Represents restricted cash on deposit at the custodian and broker for open derivative contracts.

20	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2015

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2015
Interest (net of foreign taxes, $478,767)	$12,197,458
Interest allocated from affiliated investment	7,510
Expenses allocated from affiliated investment	(805)
Total investment income	$12,204,163

Expenses
Investment adviser fee	$1,138,963
Trustees’ fees and expenses	8,560
Custodian fee	331,215
Legal and accounting services	53,932
Interest expense and fees	120,176
Interest expense on securities sold short	3,115
Miscellaneous	20,223
Total expenses	$1,676,184
Deduct —
Reduction of custodian fee	$87
Total expense reductions	$87

Net expenses	$1,676,097

Net investment income	$10,528,066

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $171,541)	$(31,306,941)
Investment transactions allocated from affiliated investment	30
Futures contracts	(1,405,864)
Swap contracts	2,285,532
Foreign currency and forward foreign currency exchange contract transactions	(15,820,250)
Non-deliverable bond forward contracts	202,805
Net realized loss	$(46,044,688)
Change in unrealized appreciation (depreciation) —
Investments (net of increase in accrued foreign capital gains taxes of $34,729)	$8,182,005
Securities sold short	195,267
Futures contracts	123,937
Swap contracts	(5,473,530)
Foreign currency and forward foreign currency exchange contracts	2,503,517
Non-deliverable bond forward contracts	186,697
Net change in unrealized appreciation (depreciation)	$5,717,893

Net realized and unrealized loss	$(40,326,795)

Net decrease in net assets from operations	$(29,798,729)

21	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2015

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
From operations —
Net investment income	$10,528,066	$24,581,595
Net realized loss from investment transactions, written options, securities sold short, futures contracts, swap contracts, foreign currency and forward foreign currency exchange contract transactions and non-deliverable bond forward contracts	(46,044,688)	(32,093,337)
Net change in unrealized appreciation (depreciation) from investments, written options, securities sold short, futures contracts, swap contracts, foreign currency, forward foreign currency exchange contracts and non-deliverable bond forward contracts	5,717,893	(1,273,035)
Net decrease in net assets from operations	$(29,798,729)	$(8,784,777)
Capital transactions —
Contributions	$12,605,460	$102,876,211
Withdrawals	(82,340,157)	(235,422,839)
Net decrease in net assets from capital transactions	$(69,734,697)	$(132,546,628)

Net decrease in net assets	$(99,533,426)	$(141,331,405)

Net Assets
At beginning of period	$423,531,818	$564,863,223
At end of period	$323,998,392	$423,531,818

22	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2015

Consolidated Supplementary Data

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2014		2013		2012		2011		2010
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.96	%(2)(3)	0.92	%(3)	0.97	%(3)	0.97	%(3)	0.92	%(3)	0.93%
Net investment income	6.02	%(2)	5.53%		5.25%		5.53%		4.90%		5.30%
Portfolio Turnover	20	%(4)	97%		27%		24%		16%		17%

Total Return	(7.27	)%(4)	0.00	%(5)	(3.10)%		7.78%		0.13%		19.03%

Net assets, end of period (000’s omitted)	$323,998		$423,532		$564,863		$775,093		$803,386		$400,648

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)

Includes interest and dividend expense, primarily on securities sold short and reverse repurchase agreements, of 0.07%, 0.06%, 0.14%, 0.15% and 0.08% for the six months ended April 30, 2015 and the years ended October 31, 2014, 2013, 2012 and 2011, respectively.

(4)	Not annualized.

(5)	Amount is less than 0.005%.

23	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Emerging Markets Local Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2015, Eaton Vance Emerging Markets Local Income Fund, Eaton Vance Short Duration Strategic Income Fund, Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Emerging Markets Local Income Fund held an interest of 79.2%, 13.4%, 5.3% and 2.1%, respectively, in the Portfolio.

Prior to March 28, 2015, the Portfolio sought to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance EMLIP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. As of the close of business on March 27, 2015, the Portfolio fully redeemed its investment in the Subsidiary. Net assets of the Subsidiary at such date, consisting primarily of cash and investments, were transferred to the Portfolio with no gain or loss for financial reporting purposes. The Portfolio is in the process of dissolving the Subsidiary with the Cayman Islands authorities and it is scheduled to dissolve on or about June 11, 2015. The accompanying consolidated financial statements include the accounts of the Subsidiary through March 27, 2015. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value.

Derivatives. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps (other than centrally cleared) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/ dealers. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or

24

Emerging Markets Local Income Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Withholding taxes on foreign interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Consolidated Portfolio of Investments. At April 30, 2015, the Portfolio had sufficient cash and/or securities to cover these commitments.

H  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

25

Emerging Markets Local Income Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

J  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index or commodity, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

L  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

M  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

N  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to

26

Emerging Markets Local Income Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

O  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked to market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

P  Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security during the term of the agreement. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.

Q  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. When making a short sale, the Portfolio segregates liquid assets with the custodian equal to its obligations under the short sale. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

R  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.650% of its respective average daily net assets up to $1 billion, 0.625% from $1 billion but less than $2 billion, 0.600% from $2 billion but less than $5 billion, and 0.575% of average daily net assets of $5 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2015, the Portfolio’s investment adviser fee amounted to $1,138,963 or 0.65% (annualized) of the Portfolio’s consolidated average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

27

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Notes to Consolidated Financial Statements (Unaudited) — continued

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, aggregated $59,697,752 and $131,974,995, respectively, for the six months ended April 30, 2015.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$343,690,538

Gross unrealized appreciation	$7,234,465
Gross unrealized depreciation	(39,236,597)

Net unrealized depreciation	$(32,002,132)

5   Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2015 is as follows:

Forward Foreign Currency Exchange Contracts
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/4/15	Euro 1,603,357	Polish Zloty 6,437,477	Bank of America, N.A.	$—	$(12,066)	$(12,066)
5/4/15	Euro 6,717,274	Polish Zloty 27,087,877	Standard Chartered Bank	—	(17,766)	(17,766)
5/4/15	Polish Zloty 15,276,877	Euro 3,804,951	Bank of America, N.A.	28,635	—	28,635
5/4/15	Polish Zloty 11,811,000	Euro 2,943,185	Standard Chartered Bank	23,784	—	23,784
5/4/15	Polish Zloty 6,437,477	Euro 1,596,371	Standard Chartered Bank	4,222	—	4,222
5/12/15	Euro 18,530,000	United States Dollar 21,170,012	Goldman Sachs International	361,750	—	361,750
5/12/15	United States Dollar 2,127,819	Mexican Peso 31,796,000	Bank of America, N.A.	—	(56,391)	(56,391)
5/12/15	United States Dollar 7,661,862	Mexican Peso 114,491,201	Bank of America, N.A.	—	(203,054)	(203,054)
5/12/15	United States Dollar 3,882,038	Mexican Peso 58,052,000	HSBC Bank USA, N.A.	—	(100,100)	(100,100)
5/12/15	United States Dollar 13,978,467	Mexican Peso 209,034,000	HSBC Bank USA, N.A.	—	(360,440)	(360,440)
5/12/15	United States Dollar 1,467,186	Mexican Peso 22,659,655	Standard Chartered Bank	9,033	—	9,033

28

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Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/13/15	Euro 1,644,000	United States Dollar 1,852,903	Australia and New Zealand Banking Group Limited	$6,749	$—	$6,749
5/20/15	Euro 4,760,655	United States Dollar 5,395,512	Goldman Sachs International	48,980	—	48,980
5/21/15	New Turkish Lira 15,064,000	United States Dollar 5,686,333	BNP Paribas	77,934	—	77,934
5/21/15	New Turkish Lira 558,155	United States Dollar 210,691	BNP Paribas	2,888	—	2,888
5/21/15	New Turkish Lira 4,740,000	United States Dollar 2,055,632	Goldman Sachs International	290,908	—	290,908
5/21/15	United States Dollar 2,362,898	New Turkish Lira 5,853,265	Deutsche Bank AG	—	(183,700)	(183,700)
5/21/15	United States Dollar 840,271	New Turkish Lira 2,317,350	Morgan Stanley & Co. International PLC	22,489	—	22,489
5/21/15	United States Dollar 9,104,461	New Turkish Lira 22,060,108	Standard Chartered Bank	—	(891,378)	(891,378)
5/22/15	United States Dollar 1,681,062	Euro 1,485,024	Goldman Sachs International	—	(13,238)	(13,238)
5/26/15	Indonesian Rupiah 8,874,823,000	United States Dollar 679,178	Goldman Sachs International	—	(1,474)	(1,474)
5/26/15	Indonesian Rupiah 26,712,233,000	United States Dollar 2,024,728	Goldman Sachs International	—	(23,959)	(23,959)
5/26/15	United States Dollar 1,283,131	Indian Rupee 81,050,000	Bank of America, N.A.	—	(14,093)	(14,093)
5/26/15	United States Dollar 1,405,478	Indian Rupee 88,777,000	Deutsche Bank AG	—	(15,454)	(15,454)
5/26/15	United States Dollar 1,842,824	Indonesian Rupiah 24,312,382,000	Goldman Sachs International	21,807	—	21,807
5/26/15	United States Dollar 862,836	Indonesian Rupiah 11,274,674,000	Goldman Sachs International	1,872	—	1,872
5/27/15	Euro 16,246,776	United States Dollar 18,348,540	Standard Chartered Bank	100,671	—	100,671
5/27/15	Euro 4,063,421	United States Dollar 4,311,208	Standard Chartered Bank	—	(252,699)	(252,699)
5/27/15	United States Dollar 1,486,234	Euro 1,371,849	Standard Chartered Bank	54,584	—	54,584
5/29/15	Indian Rupee 15,000,000	United States Dollar 238,855	Barclays Bank PLC	4,178	—	4,178
5/29/15	United States Dollar 6,535,680	Indian Rupee 411,323,000	Nomura International PLC	—	(100,471)	(100,471)
5/29/15	United States Dollar 8,029,237	Malaysian Ringgit 29,330,000	Australia and New Zealand Banking Group Limited	175,736	—	175,736
5/29/15	United States Dollar 2,920,967	Malaysian Ringgit 10,670,000	Australia and New Zealand Banking Group Limited	63,931	—	63,931
5/29/15	United States Dollar 4,613,553	Malaysian Ringgit 16,854,000	Barclays Bank PLC	101,300	—	101,300
5/29/15	United States Dollar 1,678,551	Malaysian Ringgit 6,132,000	Barclays Bank PLC	36,856	—	36,856

29

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Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

6/2/15	Brazilian Real 10,560,959	United States Dollar 3,224,130	Standard Chartered Bank	$—	$(246,630)	$(246,630)
6/2/15	United States Dollar 28,465,279	Brazilian Real 93,240,869	Standard Chartered Bank	2,177,458	—	2,177,458
6/3/15	Euro 7,884,169	United States Dollar 8,987,953	Goldman Sachs International	131,897	—	131,897
6/3/15	United States Dollar 8,954,544	Euro 7,854,863	Goldman Sachs International	—	(131,406)	(131,406)
6/8/15	South African Rand 10,252,322	United States Dollar 855,708	BNP Paribas	—	(1,308)	(1,308)
6/8/15	South African Rand 28,310,000	United States Dollar 2,362,888	BNP Paribas	—	(3,613)	(3,613)
6/8/15	United States Dollar 12,851,749	South African Rand 153,978,095	BNP Paribas	19,651	—	19,651
6/10/15	Euro 2,352,254	United States Dollar 2,645,084	Goldman Sachs International	2,623	—	2,623
6/10/15	United States Dollar 1,327,867	Euro 1,252,263	BNP Paribas	78,893	—	78,893
6/10/15	United States Dollar 1,068,995	Euro 1,009,708	BNP Paribas	65,285	—	65,285
6/10/15	United States Dollar 98,167	Euro 90,283	BNP Paribas	3,255	—	3,255
6/11/15	Euro 3,798,328	Polish Zloty 15,276,877	Bank of America, N.A.	—	(28,556)	(28,556)
6/11/15	Euro 2,938,045	Polish Zloty 11,811,000	Standard Chartered Bank	—	(23,703)	(23,703)
6/11/15	Hungarian Forint 890,657,000	Euro 2,908,743	Bank of America, N.A.	—	(21,269)	(21,269)
6/11/15	Hungarian Forint 539,563,507	Euro 1,762,963	Standard Chartered Bank	—	(11,947)	(11,947)
6/11/15	Polish Zloty 6,437,477	Euro 1,600,566	Bank of America, N.A.	12,033	—	12,033
6/11/15	United States Dollar 655,727	Zambian Kwacha 4,895,000	Standard Chartered Bank	—	(10,373)	(10,373)
6/11/15	Zambian Kwacha 3,683,000	United States Dollar 533,487	Standard Chartered Bank	47,923	—	47,923
6/12/15	United States Dollar 406,699	Zambian Kwacha 2,975,000	Citibank, N.A.	—	(14,644)	(14,644)
6/12/15	United States Dollar 269,642	Zambian Kwacha 1,921,200	Citibank, N.A.	—	(16,461)	(16,461)
6/12/15	United States Dollar 658,766	Zambian Kwacha 4,633,100	Citibank, N.A.	—	(48,202)	(48,202)
6/16/15	Euro 2,068,362	United States Dollar 2,209,078	Goldman Sachs International	—	(114,650)	(114,650)
6/16/15	United States Dollar 2,181,618	Euro 2,068,362	Goldman Sachs International	142,111	—	142,111
6/17/15	United States Dollar 651,013	Zambian Kwacha 4,795,000	Standard Chartered Bank	—	(20,460)	(20,460)

30

Emerging Markets Local Income Portfolio

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Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

6/18/15	United States Dollar 380,733	Zambian Kwacha 2,776,000	Standard Chartered Bank	$—	$(15,838)	$(15,838)
6/18/15	United States Dollar 892,979	Zambian Kwacha 6,533,900	Standard Chartered Bank	—	(34,123)	(34,123)
6/22/15	Thai Baht 37,233,000	United States Dollar 1,137,858	Goldman Sachs International	9,983	—	9,983
6/22/15	Thai Baht 89,305,000	United States Dollar 2,682,637	Standard Chartered Bank	—	(22,621)	(22,621)
6/22/15	United States Dollar 3,005,878	Indian Rupee 189,332,000	BNP Paribas	—	(58,396)	(58,396)
6/22/15	United States Dollar 1,588,927	Indian Rupee 100,100,000	Goldman Sachs International	—	(30,590)	(30,590)
6/22/15	United States Dollar 17,928,689	Polish Zloty 70,283,023	BNP Paribas	1,563,619	—	1,563,619
6/22/15	United States Dollar 5,795,361	Thai Baht 193,000,000	Deutsche Bank AG	51,062	—	51,062
6/22/15	United States Dollar 3,176,580	Thai Baht 105,748,358	Standard Chartered Bank	26,786	—	26,786
6/23/15	Hungarian Forint 147,221,000	Euro 465,168	BNP Paribas	—	(20,889)	(20,889)
6/23/15	Hungarian Forint 295,288,000	Euro 930,334	BNP Paribas	—	(44,903)	(44,903)
6/23/15	Hungarian Forint 246,706,000	Euro 768,602	JPMorgan Chase Bank, N.A.	—	(47,256)	(47,256)
6/23/15	Hungarian Forint 220,419,000	Euro 692,706	Nomura International PLC	—	(35,480)	(35,480)
6/23/15	Hungarian Forint 177,659,000	Euro 558,199	Standard Chartered Bank	—	(28,738)	(28,738)
6/23/15	United States Dollar 202,557	Uruguayan Peso 5,070,000	Citibank, N.A.	—	(12,678)	(12,678)
6/25/15	United States Dollar 1,267,342	Zambian Kwacha 9,010,800	Barclays Bank PLC	—	(86,428)	(86,428)
6/30/15	Euro 733,055	Romanian Leu 3,250,000	BNP Paribas	238	—	238
7/2/15	South African Rand 22,506,700	United States Dollar 1,815,027	JPMorgan Chase Bank, N.A.	—	(58,958)	(58,958)
7/2/15	South African Rand 59,826,000	United States Dollar 4,830,404	Standard Bank PLC	—	(150,915)	(150,915)
7/2/15	United States Dollar 4,796,536	South African Rand 59,478,000	JPMorgan Chase Bank, N.A.	155,808	—	155,808
7/7/15	Philippine Peso 37,856,000	United States Dollar 849,933	Deutsche Bank AG	3,750	—	3,750
7/8/15	Euro 2,056,817	United States Dollar 2,214,081	Goldman Sachs International	—	(97,353)	(97,353)
7/8/15	United States Dollar 4,525,631	Colombian Peso 11,495,103,060	BNP Paribas	272,090	—	272,090
7/8/15	United States Dollar 972,975	Colombian Peso 2,471,356,926	BNP Paribas	58,497	—	58,497

31

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Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

7/9/15	Hungarian Forint 121,097,000	Euro 375,569	Credit Suisse International	$—	$(24,900)	$(24,900)
7/9/15	Hungarian Forint 630,980,000	Euro 2,057,253	Deutsche Bank AG	—	(16,985)	(16,985)
7/9/15	Hungarian Forint 709,745,728	Euro 2,314,061	Deutsche Bank AG	—	(19,105)	(19,105)
7/16/15	Hungarian Forint 734,551,000	Euro 2,276,830	BNP Paribas	—	(151,886)	(151,886)
7/16/15	Hungarian Forint 232,420,000	Euro 723,847	Deutsche Bank AG	—	(44,200)	(44,200)
7/16/15	Hungarian Forint 523,785,000	Euro 1,626,308	JPMorgan Chase Bank, N.A.	—	(105,189)	(105,189)
7/16/15	Hungarian Forint 423,695,000	Euro 1,315,660	Morgan Stanley & Co. International PLC	—	(84,951)	(84,951)
7/17/15	Romanian Leu 45,095,025	United States Dollar 10,789,574	Bank of America, N.A.	—	(639,176)	(639,176)
7/22/15	Euro 476,021	United States Dollar 511,142	Standard Chartered Bank	—	(23,913)	(23,913)
7/22/15	Euro 2,435,504	United States Dollar 2,572,781	Standard Chartered Bank	—	(164,764)	(164,764)
7/24/15	United States Dollar 9,375,613	Azerbaijani Manat 7,643,000	Standard Bank PLC	—	(1,784,235)	(1,784,235)
7/29/15	United States Dollar 14,896,225	Hungarian Forint 4,143,158,554	Standard Chartered Bank	390,331	—	390,331
8/26/15	United States Dollar 305,111	Uruguayan Peso 8,000,000	HSBC Bank USA, N.A.	—	(11,563)	(11,563)
9/2/15	United States Dollar 178,192	Zambian Kwacha 1,391,326	Citibank, N.A.	—	(1,772)	(1,772)
9/28/15	United States Dollar 124,155	Azerbaijani Manat 101,000	Standard Bank PLC	—	(24,608)	(24,608)
9/28/15	United States Dollar 73,801	Uruguayan Peso 2,000,000	HSBC Bank USA, N.A.	—	(1,143)	(1,143)
10/8/15	United States Dollar 492,750	Azerbaijani Manat 401,000	Standard Bank PLC	—	(98,337)	(98,337)
10/13/15	Euro 351,902	Serbian Dinar 46,064,000	Citibank, N.A.	26,306	—	26,306
10/13/15	Euro 43,111	Serbian Dinar 5,626,000	Deutsche Bank AG	3,065	—	3,065
10/26/15	United States Dollar 396,611	Uruguayan Peso 11,000,000	HSBC Bank USA, N.A.	—	(335)	(335)
12/14/15	Serbian Dinar 588,515,915	Euro 4,628,517	Citibank, N.A.	—	(86,313)	(86,313)

				$6,680,971	$(6,968,046)	$(287,075)

32

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Notes to Consolidated Financial Statements (Unaudited) — continued

Non-deliverable Bond Forward Contracts*
Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Net Unrealized Appreciation

5/22/15	COP	6,183,700	Republic of Colombia, 10.00%, 7/24/24	Deutsche Bank AG	$3,133,542	$30,112
5/22/15	COP	17,721,000	Republic of Colombia, 6.00%, 4/28/28	Deutsche Bank AG	6,522,474	134,815
6/9/15	COP	4,242,100	Republic of Colombia, 5.00%, 11/21/18	Standard Chartered Bank	1,759,564	19,213
6/9/15	COP	636,300	Republic of Colombia, 5.00%, 11/21/18	Standard Chartered Bank	264,273	2,557

						$186,697

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

COP	–	Colombian Peso

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

	Interest Rate Futures

6/15	260 Euro-Bobl	Short	$(37,686,660)	$(37,601,997)	$84,663
6/15	43 Euro-Bund	Short	(7,561,495)	(7,565,874)	(4,379)
6/15	10 IMM 10-Year Interest Rate Swap	Long	958,511	945,762	(12,749)
6/15	252 U.S. 2-Year Deliverable Interest Rate Swap	Short	(25,224,935)	(25,365,375)	(140,440)
6/15	67 U.S. 5-Year Deliverable Interest Rate Swap	Short	(6,802,631)	(6,891,578)	(88,947)
6/15	95 U.S. 10-Year Deliverable Interest Rate Swap	Short	(9,890,159)	(10,006,171)	(116,012)
6/15	13 U.S. 30-Year Deliverable Interest Rate Swap	Short	(1,543,258)	(1,497,032)	46,226

					$(231,638)

Euro-Bobl:  Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund:  Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

33

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Notes to Consolidated Financial Statements (Unaudited) — continued

Centrally Cleared Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)

CME Group, Inc.	MXN	67,771	Pays	Mexico Interbank TIIE 28 Day	6.08%		6/27/24	$15,176
CME Group, Inc.	MXN	28,429	Pays	Mexico Interbank TIIE 28 Day	6.29		12/5/24	32,687
LCH.Clearnet(1)	EUR	5,580	Receives	6-month Euro Interbank Offered Rate	0.75	(2)	6/17/20	20,435
LCH.Clearnet	HUF	3,834,900	Pays	6-month HUF BUBOR	2.66		10/29/19	480,053
LCH.Clearnet	HUF	2,762,970	Pays	6-month HUF BUBOR	3.00		10/29/21	435,182
LCH.Clearnet	PLN	1,670	Pays	6-month PLN WIBOR	4.40		8/20/17	39,516
LCH.Clearnet	PLN	16,000	Pays	6-month PLN WIBOR	3.44		5/9/19	353,200
LCH.Clearnet	PLN	21,430	Pays	6-month PLN WIBOR	3.25		6/5/19	418,233
LCH.Clearnet	PLN	4,106	Pays	6-month PLN WIBOR	1.78		2/27/20	(18,145)
LCH.Clearnet	PLN	6,426	Pays	6-month PLN WIBOR	1.72		2/27/20	(32,870)
LCH.Clearnet	PLN	19,188	Pays	6-month PLN WIBOR	1.78		2/27/20	(84,093)
LCH.Clearnet	PLN	4,400	Pays	6-month PLN WIBOR	2.19		10/28/21	8,423
LCH.Clearnet	PLN	11,400	Pays	6-month PLN WIBOR	2.44		10/28/24	52,480
LCH.Clearnet(1)		$450	Receives	3-month USD-LIBOR-BBA	2.75	(2)	6/17/25	(1,748)

								$1,718,529

(1)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after April 30, 2015.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR	–	Euro
HUF	–	Hungarian Forint
MXN	–	Mexican Peso
PLN	–	Polish Zloty

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Bank of America, N.A.	BRL	12,953	Pays	Brazil CETIP Interbank Deposit Rate	13.10%	1/2/23	$431,005
Bank of America, N.A.	COP	2,909,349	Pays	Colombia IBR Overnight Interbank Rate	4.48	11/10/16	2,852
Bank of America, N.A.	COP	1,418,805	Pays	Colombia IBR Overnight Interbank Rate	4.41	11/14/16	672
Bank of America, N.A.	COP	1,418,805	Pays	Colombia IBR Overnight Interbank Rate	4.45	11/15/16	1,081
Bank of America, N.A.	COP	3,818,465	Pays	Colombia IBR Overnight Interbank Rate	4.37	11/21/16	699
Bank of America, N.A.	COP	3,054,770	Pays	Colombia IBR Overnight Interbank Rate	4.37	11/24/16	551
Bank of America, N.A.	COP	2,974,000	Pays	Colombia IBR Overnight Interbank Rate	4.28	12/5/16	(1,422)
Bank of America, N.A.	COP	1,419,000	Pays	Colombia IBR Overnight Interbank Rate	4.24	12/9/16	(1,093)
Bank of America, N.A.	MXN	26,000	Pays	Mexico Interbank TIIE 28 Day	6.46	9/24/20	83,815
Bank of America, N.A.	PLN	1,553	Pays	6-month PLN WIBOR	4.34	7/30/17	36,111
Bank of America, N.A.	PLN	1,553	Receives	6-month PLN WIBOR	3.35	7/30/17	(23,520)
Bank of America, N.A.	PLN	1,820	Pays	6-month PLN WIBOR	4.31	8/10/17	41,807
Bank of America, N.A.	PLN	2,950	Pays	6-month PLN WIBOR	4.35	8/23/17	68,695
Bank of America, N.A.	PLN	2,970	Pays	6-month PLN WIBOR	4.30	9/18/17	68,188
Bank of America, N.A.	PLN	4,840	Pays	6-month PLN WIBOR	3.83	11/14/17	76,626
Bank of America, N.A.	PLN	4,840	Receives	6-month PLN WIBOR	3.61	11/14/17	(68,025)

34

Emerging Markets Local Income Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Bank of America, N.A.	PLN	5,470	Receives	6-month PLN WIBOR	3.52%	11/16/17	$(72,865)
Bank of America, N.A.	PLN	3,600	Pays	6-month PLN WIBOR	4.95	9/14/20	170,349
Bank of America, N.A.	PLN	8,765	Pays	6-month PLN WIBOR	5.45	6/7/21	554,387
Barclays Bank PLC	BRL	90,832	Pays	Brazil CETIP Interbank Deposit Rate	12.09	1/2/17	(600,232)
Barclays Bank PLC	BRL	22,098	Pays	Brazil CETIP Interbank Deposit Rate	11.72	1/4/21	(330,360)
Barclays Bank PLC	BRL	20,157	Receives	Brazil CETIP Interbank Deposit Rate	11.81	1/2/23	290,791
Barclays Bank PLC	MYR	18,000	Pays	3-month MYR KLIBOR	3.70	10/19/15	(243)
Barclays Bank PLC	MYR	21,700	Pays	3-month MYR KLIBOR	3.96	7/26/16	26,694
Barclays Bank PLC	MYR	9,556	Pays	3-month MYR KLIBOR	3.90	11/26/19	18,463
Barclays Bank PLC	MYR	10,000	Pays	3-month MYR KLIBOR	4.13	10/19/20	46,003
Barclays Bank PLC	MYR	21,070	Pays	3-month MYR KLIBOR	4.14	11/26/24	44,975
Barclays Bank PLC	PLN	3,893	Pays	6-month PLN WIBOR	4.32	8/2/17	89,590
Barclays Bank PLC	PLN	2,200	Pays	6-month PLN WIBOR	4.35	8/27/17	51,383
Barclays Bank PLC	PLN	5,470	Pays	6-month PLN WIBOR	3.81	11/16/17	85,838
Barclays Bank PLC	PLN	9,170	Pays	6-month PLN WIBOR	3.82	11/19/17	144,592
Barclays Bank PLC	PLN	9,170	Receives	6-month PLN WIBOR	3.53	11/19/17	(122,560)
Barclays Bank PLC	PLN	5,240	Pays	6-month PLN WIBOR	3.80	11/20/17	81,505
Barclays Bank PLC	PLN	2,300	Pays	6-month PLN WIBOR	5.36	7/30/20	124,224
Barclays Bank PLC	THB	47,850	Pays	6-month THBFIX	3.21	10/4/20	87,752
BNP Paribas	PLN	3,946	Pays	6-month PLN WIBOR	4.25	8/7/17	88,780
BNP Paribas	PLN	3,946	Receives	6-month PLN WIBOR	3.60	8/7/17	(67,847)
BNP Paribas	PLN	800	Pays	6-month PLN WIBOR	3.85	11/13/17	12,832
BNP Paribas	PLN	800	Receives	6-month PLN WIBOR	3.38	11/13/17	(9,825)
BNP Paribas	ZAR	142,000	Pays	3-month ZAR JIBAR	5.88	12/4/17	(322,044)
Citibank, N.A.	BRL	27,651	Pays	Brazil CETIP Interbank Deposit Rate	10.38	1/4/16	(239,916)
Citibank, N.A.	COP	2,095,430	Pays	Colombia IBR Overnight Interbank Rate	4.28	11/28/16	(987)
Citibank, N.A.	COP	2,095,430	Pays	Colombia IBR Overnight Interbank Rate	4.29	12/1/16	(841)
Citibank, N.A.	COP	1,966,000	Pays	Colombia IBR Overnight Interbank Rate	4.27	12/5/16	(1,082)
Citibank, N.A.	COP	2,505,930	Pays	Colombia IBR Overnight Interbank Rate	4.25	12/5/16	(1,740)
Citibank, N.A.	COP	4,979,980	Pays	Colombia IBR Overnight Interbank Rate	4.25	12/5/16	(3,458)
Citibank, N.A.	PLN	2,983	Pays	6-month PLN WIBOR	4.33	7/30/17	69,303
Citibank, N.A.	PLN	2,427	Pays	6-month PLN WIBOR	4.31	8/2/17	55,753
Citibank, N.A.	PLN	1,780	Pays	6-month PLN WIBOR	4.30	8/10/17	40,742
Citibank, N.A.	PLN	1,320	Pays	6-month PLN WIBOR	4.40	8/20/17	31,296
Citibank, N.A.	PLN	1,700	Pays	6-month PLN WIBOR	3.81	11/13/17	26,716
Citibank, N.A.	PLN	1,340	Pays	6-month PLN WIBOR	3.82	11/14/17	21,106
Citibank, N.A.	PLN	3,980	Pays	6-month PLN WIBOR	3.82	11/19/17	62,467
Citibank, N.A.	PLN	3,980	Receives	6-month PLN WIBOR	3.60	11/19/17	(55,516)
Credit Suisse International	MXN	42,000	Pays	Mexico Interbank TIIE 28 Day	6.24	7/31/15	24,919
Credit Suisse International	MYR	25,230	Pays	3-month MYR KLIBOR	3.43	4/4/18	(41,525)
Deutsche Bank AG	BRL	6,948	Pays	Brazil CETIP Interbank Deposit Rate	12.03	1/2/17	(47,618)
Deutsche Bank AG	BRL	1,970	Pays	Brazil CETIP Interbank Deposit Rate	12.98	1/2/23	57,355
Deutsche Bank AG	MXN	85,500	Pays	Mexico Interbank TIIE 28 Day	6.38	6/17/16	163,314

35

Emerging Markets Local Income Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Deutsche Bank AG	MYR	31,996	Pays	3-month MYR KLIBOR	3.80%	11/18/16	$26,277
Deutsche Bank AG	MYR	10,800	Pays	3-month MYR KLIBOR	4.38	11/23/20	89,719
Deutsche Bank AG	PLN	3,100	Pays	6-month PLN WIBOR	5.11	4/23/17	56,356
Deutsche Bank AG	PLN	1,764	Pays	6-month PLN WIBOR	4.34	7/30/17	41,091
Deutsche Bank AG	PLN	5,339	Pays	6-month PLN WIBOR	4.36	8/1/17	124,829
Deutsche Bank AG	PLN	2,880	Pays	6-month PLN WIBOR	4.28	8/6/17	65,370
Deutsche Bank AG	PLN	2,174	Pays	6-month PLN WIBOR	4.24	8/7/17	48,836
Deutsche Bank AG	PLN	1,550	Pays	6-month PLN WIBOR	4.33	8/17/17	35,733
Deutsche Bank AG	PLN	1,040	Pays	6-month PLN WIBOR	3.79	11/16/17	16,152
Deutsche Bank AG	PLN	1,040	Receives	6-month PLN WIBOR	3.60	11/16/17	(14,545)
Goldman Sachs International	BRL	32,419	Pays	Brazil CETIP Interbank Deposit Rate	13.16	1/2/17	(3,486)
Goldman Sachs International	BRL	69,629	Pays	Brazil CETIP Interbank Deposit Rate	12.14	1/2/17	(420,508)
Goldman Sachs International	MYR	10,122	Pays	3-month MYR KLIBOR	4.04	11/18/21	27,031
Goldman Sachs International	PLN	1,061	Pays	6-month PLN WIBOR	4.35	8/1/17	24,702
Goldman Sachs International	PLN	11,000	Pays	6-month PLN WIBOR	5.54	5/10/21	718,625
HSBC Bank USA, N.A.	COP	2,156,856	Pays	Colombia IBR Overnight Interbank Rate	4.37	11/21/16	395
HSBC Bank USA, N.A.	MXN	44,030	Pays	Mexico Interbank TIIE 28 Day	7.28	12/23/20	255,801
HSBC Bank USA, N.A.	PLN	11,250	Pays	6-month PLN WIBOR	3.44	5/9/19	248,561
JPMorgan Chase Bank, N.A.	BRL	11,100	Pays	Brazil CETIP Interbank Deposit Rate	9.19	1/2/17	(319,827)
JPMorgan Chase Bank, N.A.	MYR	4,750	Pays	3-month MYR KLIBOR	4.44	4/8/19	36,414
JPMorgan Chase Bank, N.A.	PLN	1,210	Pays	6-month PLN WIBOR	4.33	8/17/17	27,895
JPMorgan Chase Bank, N.A.	PLN	16,200	Pays	6-month PLN WIBOR	4.93	10/13/17	451,470
JPMorgan Chase Bank, N.A.	PLN	9,900	Pays	6-month PLN WIBOR	4.91	10/11/18	341,433
JPMorgan Chase Bank, N.A.	ZAR	36,500	Pays	3-month ZAR JIBAR	9.05	10/12/15	43,328
Morgan Stanley & Co. International PLC	COP	1,943,514	Pays	Colombia IBR Overnight Interbank Rate	4.49	11/10/16	1,975
Morgan Stanley & Co. International PLC	COP	1,951,814	Pays	Colombia IBR Overnight Interbank Rate	4.46	11/15/16	1,627
Morgan Stanley & Co. International PLC	COP	5,294,120	Pays	Colombia IBR Overnight Interbank Rate	4.23	12/5/16	(4,438)
Morgan Stanley & Co. International PLC	MXN	29,200	Pays	Mexico Interbank TIIE 28 Day	7.95	12/3/31	310,182
Nomura International PLC	BRL	2,006	Pays	Brazil CETIP Interbank Deposit Rate	12.90	1/2/23	52,425
Nomura International PLC	BRL	4,440	Pays	Brazil CETIP Interbank Deposit Rate	12.83	1/2/23	105,614

36

Emerging Markets Local Income Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Nomura International PLC	MYR	7,320	Pays	3-month MYR KLIBOR	3.91%	10/24/19	$15,089
Nomura International PLC	MYR	4,070	Pays	3-month MYR KLIBOR	4.19	10/24/24	13,563
Standard Bank PLC	ZAR	62,500	Pays	3-month ZAR JIBAR	7.98	5/20/19	144,193
Standard Bank PLC	ZAR	22,000	Pays	3-month ZAR JIBAR	7.93	6/2/21	37,342
The Bank of Nova Scotia	MXN	90,100	Pays	Mexico Interbank TIIE 28 Day	5.25	12/4/17	106,562

							$3,976,298

BRL	–	Brazilian Real
COP	–	Colombian Peso
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
PLN	–	Polish Zloty
THB	–	Thai Baht
ZAR	–	South African Rand

Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

South Africa	Bank of America, N.A.	$775	1.00	%(1)	12/20/15	0.67%	$2,569	$798	$3,367
South Africa	Bank of America, N.A.	525	1.00	(1)	12/20/15	0.67	1,740	567	2,307
South Africa	Bank of America, N.A.	2,600	1.00	(1)	9/20/17	1.29	(14,997)	40,755	25,758
South Africa	Bank of America, N.A.	920	1.00	(1)	9/20/17	1.29	(5,307)	7,520	2,213
South Africa	Bank of America, N.A.	3,040	1.00	(1)	9/20/17	1.29	(17,536)	18,708	1,172
South Africa	Bank of America, N.A.	680	1.00	(1)	9/20/17	1.29	(3,922)	4,954	1,032
South Africa	Barclays Bank PLC	750	1.00	(1)	12/20/15	0.67	2,486	899	3,385
South Africa	Barclays Bank PLC	565	1.00	(1)	12/20/15	0.67	1,872	683	2,555
South Africa	Barclays Bank PLC	450	1.00	(1)	9/20/17	1.29	(2,595)	5,471	2,876
South Africa	Barclays Bank PLC	431	1.00	(1)	9/20/17	1.29	(2,486)	4,887	2,401
South Africa	BNP Paribas	1,140	1.00	(1)	9/20/17	1.29	(6,576)	12,153	5,577
South Africa	BNP Paribas	750	1.00	(1)	9/20/17	1.29	(4,326)	9,450	5,124
South Africa	Credit Suisse International	840	1.00	(1)	12/20/15	0.67	2,785	2,259	5,044
South Africa	Credit Suisse International	790	1.00	(1)	12/20/15	0.67	2,618	1,041	3,659
South Africa	Credit Suisse International	775	1.00	(1)	12/20/15	0.67	2,569	938	3,507
South Africa	Credit Suisse International	1,300	1.00	(1)	9/20/17	1.29	(7,499)	22,079	14,580
South Africa	Deutsche Bank AG	500	1.00	(1)	9/20/15	0.67	1,239	928	2,167
South Africa	Deutsche Bank AG	610	1.00	(1)	12/20/15	0.67	2,022	737	2,759
South Africa	Deutsche Bank AG	2,000	1.00	(1)	9/20/17	1.29	(11,536)	31,350	19,814
South Africa	Deutsche Bank AG	810	1.00	(1)	9/20/17	1.29	(4,673)	14,103	9,430
South Africa	Goldman Sachs International	820	1.00	(1)	12/20/15	0.67	2,718	1,080	3,798
South Africa	Goldman Sachs International	815	1.00	(1)	12/20/15	0.67	2,701	1,034	3,735
South Africa	Goldman Sachs International	510	1.00	(1)	9/20/17	1.29	(2,942)	8,436	5,494
South Africa	JPMorgan Chase Bank, N.A.	1,500	1.00	(1)	9/20/15	0.67	3,717	1,695	5,412

37

Emerging Markets Local Income Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Sell Protection (continued)
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

South Africa	Nomura International PLC	$5,000	1.00	%(1)	9/20/17	1.29%	$(28,842)	$36,513	$7,671
South Africa	Nomura International PLC	400	1.00	(1)	9/20/17	1.29	(2,307)	3,735	1,428
Turkey	Bank of America, N.A.	6,387	1.00	(1)	12/20/17	1.65	(99,989)	80,075	(19,914)
Turkey	Barclays Bank PLC	7,630	1.00	(1)	9/20/19	2.08	(332,190)	277,429	(54,761)

Total		$43,313					$(518,687)	$590,277	$71,590

Centrally Cleared Credit Default Swaps — Buy Protection
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation

South Africa	ICE Clear Credit	$150	1.00	%(1)	12/20/19	$5,971	$(4,243)	$1,728
South Africa	ICE Clear Credit	100	1.00	(1)	3/20/20	4,486	(3,048)	1,438

						$10,457	$(7,291)	$3,166

Credit Default Swaps — Buy Protection
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Lebanon	Credit Suisse International	$350	1.00	%(1)	12/20/15	$860	$(3,799)	$(2,939)
Lebanon	Credit Suisse International	840	1.00	(1)	12/20/15	2,064	(9,578)	(7,514)
Lebanon	Credit Suisse International	1,000	1.00	(1)	12/20/15	2,458	(10,879)	(8,421)
Lebanon	Deutsche Bank AG	865	1.00	(1)	12/20/15	2,126	(9,812)	(7,686)
Lebanon	Deutsche Bank AG	1,140	1.00	(1)	12/20/15	2,801	(12,878)	(10,077)
Lebanon	Goldman Sachs International	2,471	1.00	(1)	6/20/18	156,764	(209,212)	(52,448)
Lebanon	Goldman Sachs International	215	5.00	(1)	12/20/18	(13,124)	8,835	(4,289)
Lebanon	Goldman Sachs International	199	5.00	(1)	12/20/18	(12,147)	7,563	(4,584)
Lebanon	HSBC Bank USA, N.A.	1,250	1.00	(1)	12/20/17	59,957	(94,023)	(34,066)
South Africa	Bank of America, N.A.	300	1.00	(1)	12/20/19	12,131	(6,456)	5,675
South Africa	Bank of America, N.A.	775	1.00	(1)	12/20/20	46,192	(16,840)	29,352
South Africa	Bank of America, N.A.	525	1.00	(1)	12/20/20	31,291	(12,513)	18,778
South Africa	Barclays Bank PLC	300	1.00	(1)	12/20/19	12,131	(7,463)	4,668
South Africa	Barclays Bank PLC	100	1.00	(1)	3/20/20	4,535	(1,953)	2,582
South Africa	Barclays Bank PLC	750	1.00	(1)	12/20/20	44,703	(17,210)	27,493
South Africa	Barclays Bank PLC	565	1.00	(1)	12/20/20	33,676	(12,232)	21,444
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	4,535	(2,142)	2,393
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	4,535	(2,606)	1,929
South Africa	Credit Suisse International	775	1.00	(1)	12/20/20	46,193	(17,905)	28,288
South Africa	Credit Suisse International	790	1.00	(1)	12/20/20	47,087	(19,180)	27,907
South Africa	Credit Suisse International	840	1.00	(1)	12/20/20	50,067	(25,065)	25,002

38

Emerging Markets Local Income Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

South Africa	Deutsche Bank AG	$500	1.00	%(1)	9/20/20	$27,494	$(15,329)	$12,165
South Africa	Deutsche Bank AG	610	1.00	(1)	12/20/20	36,358	(13,763)	22,595
South Africa	Goldman Sachs International	815	1.00	(1)	12/20/20	48,576	(18,759)	29,817
South Africa	Goldman Sachs International	820	1.00	(1)	12/20/20	48,874	(19,180)	29,694
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	12/20/19	4,043	(2,949)	1,094
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	12/20/19	4,044	(3,540)	504
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	3/20/20	4,535	(2,104)	2,431
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	3/20/20	4,536	(2,180)	2,356
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	3/20/20	4,535	(3,012)	1,523
Spain	Barclays Bank PLC	167	1.00	(1)	9/20/20	(1,831)	(8,786)	(10,617)
Spain	Barclays Bank PLC	300	1.00	(1)	12/20/20	(2,921)	(17,288)	(20,209)
Spain	Barclays Bank PLC	700	1.00	(1)	12/20/20	(6,815)	(40,192)	(47,007)
Spain	Barclays Bank PLC	690	1.00	(1)	12/20/20	(6,717)	(40,364)	(47,081)
Spain	Citibank, N.A.	300	1.00	(1)	3/20/20	(3,835)	(4,020)	(7,855)
Spain	Citibank, N.A.	300	1.00	(1)	3/20/20	(3,835)	(8,279)	(12,114)
Spain	Deutsche Bank AG	300	1.00	(1)	3/20/20	(3,835)	(3,796)	(7,631)
Spain	Deutsche Bank AG	300	1.00	(1)	3/20/20	(3,835)	(8,279)	(12,114)
Spain	Deutsche Bank AG	550	1.00	(1)	6/20/20	(6,723)	(20,025)	(26,748)
Spain	Deutsche Bank AG	670	1.00	(1)	12/20/20	(6,523)	(39,194)	(45,717)
Spain	Deutsche Bank AG	3,265	1.00	(1)	12/20/20	(31,787)	(163,799)	(195,586)
Spain	Goldman Sachs International	193	1.00	(1)	9/20/20	(2,116)	(10,370)	(12,486)

						$641,057	$(920,556)	$(279,499)

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2015, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $43,313,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

39

Emerging Markets Local Income Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Cross-Currency Swaps
Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/ Termination Date(1)	Net Unrealized Depreciation

Deutsche Bank AG	10.54% on TRY 21,450,000 plus USD 9,981,225 at settlement date	3-month USD-LIBOR-BBA on USD 9,981,225 plus TRY 21,450,000 at settlement date	4/3/14/ 4/3/19	$(1,624,162)
JPMorgan Chase Bank, N.A.	8.97% on TRY 8,196,576 plus USD 3,251,319 at settlement date	3-month USD-LIBOR-BBA on USD 3,251,319 plus TRY 8,196,576 at settlement date	3/3/15/ 3/3/20	(360,909)

				$(1,985,071)

TRY	–	New Turkish Lira
USD	–	United States Dollar

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.

At April 30, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk:  During the six months ended April 30, 2015, the Portfolio invested in commodities-linked derivative instruments, including commodity futures contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments were used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk:  The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Foreign Exchange Risk:  The Portfolio engages in forward foreign currency exchange contracts and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk:  The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Portfolio enters into swap contracts (other than centrally cleared swaps), forward foreign currency exchange contracts and non-deliverable bond forward contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2015, the fair value of derivatives with credit-related contingent features in a net liability position was $12,382,407. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $3,444,827 at April 30, 2015.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/

40

Emerging Markets Local Income Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2015 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2015.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2015 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total

Net unrealized depreciation*	$3,166	$—	$1,986,274	$1,989,440
Receivable for open forward foreign currency exchange contracts	—	6,680,971	—	6,680,971
Receivable for open swap contracts; Premium paid/received on open non-centrally cleared swap contracts	776,137	—	6,751,821	7,527,958
Receivable for open non-deliverable bond forward contracts	—	—	186,697	186,697

Total Asset Derivatives	$779,303	$6,680,971	$8,924,792	$16,385,066

Derivatives not subject to master netting or similar agreements	$3,166	$—	$1,986,274	$1,989,440

Total Asset Derivatives subject to master netting or similar agreements	$776,137	$6,680,971	$6,938,518	$14,395,626

Net unrealized depreciation*	$—	$—	$(499,383)	$(499,383)
Payable for open forward foreign currency exchange contracts	—	(6,968,046)	—	(6,968,046)
Payable for open swap contracts; Premium paid/received on open non-centrally cleared swap contracts	(653,767)	—	(4,760,594)	(5,414,361)

Total Liability Derivatives	$(653,767)	$(6,968,046)	$(5,259,977)	$(12,881,790)

Derivatives not subject to master netting or similar agreements	$—	$—	$(499,383)	$(499,383)

Total Liability Derivatives subject to master netting or similar agreements	$(653,767)	$(6,968,046)	$(4,760,594)	$(12,382,407)

*     Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared swap contracts in the Futures Contracts and Centrally Cleared Swaps Contracts tables above. Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

41

Emerging Markets Local Income Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for assets and pledged by the Portfolio for liabilities as of April 30, 2015.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Australia and New Zealand Banking Group Limited	$246,416	$—	$—	$(246,416)	$—
Bank of America, N.A.	1,671,429	(1,283,281)	(388,148)	—	—
Barclays Bank PLC	1,333,547	(1,333,547)	—	—	—
BNP Paribas	2,243,962	(691,613)	(1,105,005)	—	447,344
Citibank, N.A.	333,689	(333,689)	—	—	—
Credit Suisse International	190,690	(73,924)	(105,984)	—	10,782
Deutsche Bank AG	1,019,876	(1,019,876)	—	—	—
Goldman Sachs International	2,041,922	(866,993)	(1,174,929)	—	—
HSBC Bank USA, N.A.	564,714	(473,581)	—	—	91,133
JPMorgan Chase Bank, N.A.	1,081,758	(892,139)	—	(189,619)	—
Morgan Stanley & Co. International PLC	336,273	(89,389)	(246,884)	—	—
Nomura International PLC	186,691	(167,100)	(19,591)	—	—
Standard Bank PLC	181,535	(181,535)	—	—	—
Standard Chartered Bank	2,856,562	(1,764,953)	—	(1,091,609)	—
The Bank of Nova Scotia	106,562	—	—	—	106,562

	$14,395,626	$(9,171,620)	$(3,040,541)	$(1,527,644)	$655,821

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Bank of America, N.A.	$(1,283,281)	$1,283,281	$—	$—	$—
Barclays Bank PLC	(1,495,378)	1,333,547	16,985	—	(144,846)
BNP Paribas	(691,613)	691,613	—	—	—
Citibank, N.A.	(491,280)	333,689	103,002	54,589	—
Credit Suisse International	(73,924)	73,924	—	—	—
Deutsche Bank AG	(2,034,681)	1,019,876	1,014,805	—	—
Goldman Sachs International	(866,993)	866,993	—	—	—
HSBC Bank USA, N.A.	(473,581)	473,581	—	—	—
JPMorgan Chase Bank, N.A.	(892,139)	892,139	—	—	—
Morgan Stanley & Co. International PLC	(89,389)	89,389	—	—	—
Nomura International PLC	(167,100)	167,100	—	—	—
Standard Bank PLC	(2,058,095)	181,535	1,790,004	—	(86,556)
Standard Chartered Bank	(1,764,953)	1,764,953	—	—	—

	$(12,382,407)	$9,171,620	$2,924,796	$54,589	$(231,402)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

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Emerging Markets Local Income Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

Information with respect to repurchase and reverse repurchase agreements at April 30, 2015 is included at Note 7.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2015 was as follows:

Consolidated Statement of Operations Caption	Commodity	Credit	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Futures contracts	$11,332	$—	$—	$(1,417,196)
Swap contracts	—	211,230	—	2,074,302
Foreign currency and forward foreign currency exchange contract transactions	—	—	(15,082,831)	—
Non-deliverable bond forward contracts	—	—	—	202,805

Total	$11,332	$211,230	$(15,082,831)	$859,911

Change in unrealized appreciation (depreciation) —
Futures contracts	$(11,332)	$—	$—	$135,269
Swap contracts	—	(456,222)	—	(5,017,308)
Foreign currency and forward foreign currency exchange contracts	—	—	2,490,622	—
Non-deliverable bond forward contracts	—	—	—	186,697

Total	$(11,332)	$(456,222)	$2,490,622	$(4,695,342)

The average notional amounts of derivative contracts outstanding during the six months ended April 30, 2015, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts	Non-deliverable Bond Forward Contracts	Swap Contracts

$1,428,000	$87,363,000	$514,690,000	$7,025,000	$422,833,000

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2015.

43

Emerging Markets Local Income Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

7  Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of April 30, 2015 were as follows:

Counterparty	Trade Date	Maturity Date(1)	Interest Rate Paid (Received)	Principal Amount*	Value including Accrued Interest

Barclays Bank PLC	2/18/15	On Demand	(0.33)%	532,716	$532,716
Citibank, N.A.	4/14/15	On Demand	(1.00)	210,140	210,140
JPMorgan Chase Bank, N.A.	3/18/15	On Demand	6.00	ZAR 16,139,282	1,366,069
JPMorgan Chase Bank, N.A.	4/6/15	On Demand	(0.25)	75,132	75,132
JPMorgan Chase Bank, N.A.	4/6/15	On Demand	(0.75)	174,454	174,454
JPMorgan Chase Bank, N.A.	4/22/15	On Demand	(0.50)	879,721	879,721

ZAR	–	South African Rand

*	In U.S. dollars unless otherwise indicated.

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

For the six months ended April 30, 2015, the average borrowings under settled reverse repurchase agreements and the average annual interest rate were approximately $10,777,000 and 1.35%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at April 30, 2015. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at April 30, 2015.

Repurchase agreements and reverse repurchase agreements entered into by the Portfolio are subject to Master Repurchase Agreements (MRA), which permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio.

The following tables present the Portfolio’s repurchase and reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral received and/or pledged by the Portfolio as of April 30, 2015.

Counterparty	Repurchase Agreements*	Liabilities Available for Offset	Securities Collateral Received(a)	Net Amount(b)

Bank of America, N.A.	$1,743,730	$—	$(1,708,215)	$35,515
JPMorgan Chase Bank, N.A.	1,366,539	(1,366,539)	—	—

	$3,110,269	$(1,366,539)	$(1,708,215)	$35,515

Counterparty	Reverse Repurchase Agreements*	Assets Available for Offset	Securities Collateral Pledged(a)	Net Amount(c)

Barclays Bank PLC	$(532,716)	$—	$532,716	$—
Citibank, N.A.	(210,140)	—	210,140	—
JPMorgan Chase Bank, N.A.	(2,495,376)	1,366,539	1,128,837	—

	$(3,238,232)	$1,366,539	$1,871,693	$—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of a default.

(c)	Net amount represents the net amount payable to the counterparty in the event of a default.

*	Including accrued interest.

44

Emerging Markets Local Income Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

8  Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Foreign Government Bonds	$—	$223,177,648	$—	$223,177,648
Foreign Corporate Bonds	—	25,676,433	—	25,676,433
Sovereign Loans (Less Unfunded Loan Commitments)	—	—	1,907,213	1,907,213
Short-Term Investments —
Foreign Government Securities	—	20,857,300	—	20,857,300
U.S. Treasury Obligations	—	14,293,461	—	14,293,461
Repurchase Agreements	—	3,100,400	—	3,100,400
Other	—	22,675,951	—	22,675,951

Total Investments	$—	$309,781,193	$1,907,213	$311,688,406

Forward Foreign Currency Exchange Contracts	$—	$6,680,971	$—	$6,680,971
Non-deliverable Bond Forward Contracts	—	186,697	—	186,697
Futures Contracts	130,889	—	—	130,889
Swap Contracts	—	9,393,800	—	9,393,800

Total	$130,889	$326,042,661	$1,907,213	$328,080,763

Liability Description

Securities Sold Short	$—	$(1,707,661)	$—	$(1,707,661)
Forward Foreign Currency Exchange Contracts	—	(6,968,046)	—	(6,968,046)
Futures Contracts	(362,527)	—	—	(362,527)
Swap Contracts	—	(5,551,217)	—	(5,551,217)

Total	$(362,527)	$(14,226,924)	$—	$(14,589,451)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2015 is not presented. At April 30, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

45

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

46

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Emerging Markets Local Income Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of Emerging Markets Local Income Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board considered the Adviser’s expertise with respect to emerging markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of each Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Fund and the Portfolio by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Fund and the Portfolio, including the provision of administrative services.

47

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2015

Board of Trustees’ Contract Approval — continued

The Board noted that under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2014 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board noted that the Portfolio has established a wholly-owned subsidiary to accommodate the Portfolio’s commodity-related investments. The subsidiary is managed by BMR pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board further noted that the subsidiary is expected to cease operations and liquidate on or about June 30, 2015. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

48

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2015

Officers and Trustees

Officers of Eaton Vance Emerging Markets Local Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Emerging Markets Local Income Portfolio

Michael A. Cirami

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Emerging Markets Local Income Fund and Emerging Markets Local Income Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

49

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

50

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Investment Adviser of Emerging Markets Local
Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Emerging Markets Local Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7756    4.30.15

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Emerging Markets Local Income Portfolio

By:	/s/ Michael A. Cirami
Michael A. Cirami
President

Date:	June 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 19, 2015

By:	/s/ Michael A. Cirami
Michael A. Cirami
President

Date:	June 19, 2015